Changes in Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 8,514	$ 9,677
Interest cost	297	349	416
Benefits paid	(362)	(572)
Medicare subsidy received	37	74
Plan amendments	(1,471)
Actuarial (gains) losses	(228)	(1,014)
Benefit Obligation at End of Year	6,787	8,514	9,677
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	28,415	24,517
Service cost	1,264	1,185	745
Interest cost	1,225	1,188	968
Benefits paid	(421)	(441)
Actuarial (gains) losses	(766)	1,988
Currency exchange rate changes	(1,462)	(22)
Benefit Obligation at End of Year	$ 28,255	$ 28,415	$ 24,517